Prepayments, receivables and other assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, receivables and other assets

4	Prepayments, receivables and other assets

	December 31,
	2025	2024
	US$	US$

Contract asset	4,871,564	3,454,309
Other financial assets (Note 13)	3,391,855	-
Other receivables	88,999	89,029
Prefunding to remittances partner	11,980,454	13,829,321
Deposits	336,033	316,872
Goods and services tax/ Value-added tax recoverable	31,502	27,680
Prepayments	1,051,671	1,259,527
Airtime stock	571,432	498,728
Inventory	30,514	89,111
Current tax recoverable	242,787	297,323
Others	875,063	1,086,316
	23,471,874	20,948,216

Inventory refers to resalable prepaid balance made to supplier on airtime, data package and phone cards.

Movement of contract assets are as follows:

	December 31,
	2025	2024
	US$	US$

As at January 1	3,454,309	6,888,954
Rights of consideration for service rendered but not billed	1,417,255	2,231,155
As at December 31	4,871,564	3,454,309

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS